[GRAPHIC OF L. ROY PAPP]




                              PAPP FOCUS FUND, INC.
                                 A No-Load Fund






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000









                                                   Managed by:
                                                   L. Roy Papp & Associates
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PAPP FOCUS FUND, INC. AND STANDARD & POOR'S 500 STOCK INDEX


AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR                 SINCE INCEPTION

PAPP FOCUS FUND                       15.9%                     20.7%
STANDARD & POOR'S 500
STOCK INDEX                            7.2%                     16.6%


[LINE CHART}

YEAR                PAPP FOCUS FUND      STANDARD & POOR'S 500 STOCK  INDEX


 3/2/98             $10,000              $10,000
   1998              13,330               11,860
   1999              13,410               14,360
6/30/00              15,505               14,297


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index, an unmanaged, market-weighted index that includes stocks of 500 of the largest U.S. companies. All values shown include reinvested dividends.

                              PAPP FOCUS FUND, INC.
                             -----------------------

Dear Fellow Shareholders:

         Our Fund was up 15.6% for the six months ended June 30, 2000. This compares with down 0.4% for the Standard & Poor's 500 Stock Index. Since inception on March 2, 1998 we were up 55.0% while the S&P 500 was up 43.0%.

         In our Annual Report to Shareholders for 1999 we noted that as a non-diversified investment company with a self-imposed limit of just sixteen stocks, our Fund is not for the fainthearted. We expected that the Fund would experience a large degree of volatility and that is exactly what happened. From inception through the end of 1998 we were up 33.3% which was almost twice the performance of the S&P 500. In 1999, however, we lost all of this advantage being up less than one percent because of earnings disappointments and investors reluctance to own smaller companies unless they featured a "dot-com" in the name, while the S&P 500 was up 21%. This situation continued through the first two months of 2000 driven by rampant speculation by day-traders, especially in a few Internet and biotechnology stocks.

         But then the bubble burst. Many day-traders lost everything, and the momentum mutual fund managers who had climbed aboard the bandwagon saw their extraordinary profits evaporate. The predictable result of this disaster was a flight to quality, that is, the kinds of stocks this Fund owns. The companies in our Fund actually make money and have done so for a long time. Most are larger companies and hold a leading position in their industry. Even the smaller companies such as T. Rowe Price, G & K Services, and Techne are among the leaders in the niche they occupy.

         Our Fund is aggressive only in the sense that we own a small number of stocks. We are not aggressive in that we are well-diversified, own only good quality issues, and refuse to invest in new issues (IPOs), stocks that are selling on the hope of future earnings (Internet or small biotechnology stocks), or momentum issues.

         This is a difficult Fund to manage for two reasons. The first is provisions in the Internal Revenue Code which in essence require us to invest not more than 5% of its assets, at the time of purchase, in at least 10 stocks. The second is our limitation of 16 stocks which requires us to sell a stock, even when we are comfortable with it, if a compelling case is made for a replacement.

         While we recognize those with a short time horizon will not be comfortable with our unwillingness to gamble, we believe the true long-term shareholder will be amply rewarded for his patience.

                                                     Warmest regards,


                                                     L. Roy Papp, Chairman
                                                     July 28, 2000



                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                                  Number              Market
                           Common Stocks                                       of Shares              Value
---------------------------------------------------------------------------    ---------            --------


Computer Equipment (14.4%)
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers, and
      memory chips)                                                                3,000            $401,063
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                      1,550             169,822
                                                                                                   ---------
                                                                                                     570,885
                                                                                                   ---------
Electronic Equipment (14.0%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)                  9,000             367,312
   Molex, Inc.
      (Supplier of interconnection products)                                       5,400             189,000
                                                                                                   ---------
                                                                                                     556,312
                                                                                                   ---------
Industrial Services (13.1%)
   G & K Services, Inc. Class A
      (Uniform rental service)                                                     7,800             195,487
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                             7,600             326,800
                                                                                                   ---------
                                                                                                     522,287
                                                                                                   ---------
Financial Services (11.8%)
   American International Group
      (Major international insurance holding company)                              1,650             193,875
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                  2,600             275,762
                                                                                                   ---------
                                                                                                     469,637
                                                                                                   ---------
Investment Management (9.4%)
   T. Rowe Price Associates, Inc.
      (No-load mutual fund company)                                                8,800             374,000
                                                                                                   ---------

Biotechnology (6.4%)
   Techne Corporation *
      (Leading producer of biotechnology products)                                 1,950             253,500
                                                                                                   ---------


*Non-income producing security

The accompanying notes are an integral part of this financial statement.


                                       4




                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                                    Number           Market
                          Common Stocks (continued)                               of Shares           Value
------------------------------------------------------------------------------    ---------         --------


Software (4.9%)
   Microsoft Corporation *
      (Personal computer software)                                                 2,450            $196,000
                                                                                                    --------

Consumer Products (4.8%)
   Clorox Company
      (Manufacturer of bleach and other consumer products)                         4,300             192,693
                                                                                                    --------

Pharmaceutical (4.8%)
   Merck & Company
      (Prescription pharmaceuticals)                                               2,500             191,563
                                                                                                    --------

Specialty Retailing  (4.6%)
   Wal-Mart Stores, Inc.
      (Leading discount retailer)                                                  3,150             181,519
                                                                                                    --------
Restaurants (4.5%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                                      5,400             177,863
                                                                                                    --------

Medical Products (4.3%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                             3,400             169,363
                                                                                                    --------



Total Common Stocks - 96.9%                                                                        3,855,622
Cash and Other Assets, Less Liabilities - 3.1%                                                       122,227
                                                                                                  ----------
Net Assets - 100%                                                                                 $3,977,849
                                                                                                  ==========


Net Asset Value Per Share
(Based on 256,680 shares outstanding at June 30, 2000)                                            $    15.50
                                                                                                  ==========


*Non-income producing security

The accompanying notes are an integral part of this financial statement.



                             PAPP FOCUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)


                                     ASSETS


Investment in securities at market value (original
   cost $2,562,175 at June 30, 2000) (Note 1)                              $3,855,622
Cash                                                                          121,269
Dividends and interest receivable                                               2,927
                                                                           ----------
Total assets                                                               $3,979,818
                                                                           ==========


                                  LIABILITIES

Accrued expenses                                                           $    1,969
                                                                           ==========

                                   NET ASSETS

Paid-in capital                                                            $2,609,601
Accumulated undistributed net realized gain
   on sale of investments                                                     127,388
Accumulated undistributed net investment loss                                 (52,587)
Net unrealized gain on investments                                          1,293,447
                                                                           ----------
      Net assets applicable to Fund shares outstanding                     $3,977,849
                                                                           ==========


Fund shares outstanding                                                       256,680
                                                                           ==========

Net Asset Value Per Share (net assets/shares
outstanding)                                                               $    15.50
                                                                           ==========


The accompanying notes are an integral part of this financial statement.



                             PAPP FOCUS FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)



INVESTMENT INCOME:
     Dividends                                                            $    9,708
     Interest                                                                  2,245
                                                                          ----------
          Total investment income                                             11,953
                                                                          ----------

EXPENSES:
     Management fee (Note 3)                                                  18,939
     Auditing fees                                                             7,200
     Legal fees                                                                5,093
     Filing fees                                                               4,190
     Custodial fees                                                            2,700
     Printing and postage fees                                                 1,227
     Transfer agent fees                                                         794
     Directors' attendance fees                                                  500
                                                                          ----------
          Total expenses                                                      40,643
                                                                          ----------

     Less fees waived by adviser (Note 3)                                    (16,970)
                                                                          ----------
          Net expenses                                                        23,673
                                                                          ----------

Net investment loss                                                          (11,720)
                                                                          ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Proceeds from sales of securities                                     1,200,698
     Cost of securities sold                                              (1,039,804)
                                                                          ----------
     Net realized gain on investments sold                                   160,894

Net change in unrealized gain on investments                                 400,216
                                                                          ----------

Net realized and unrealized gain on investments                              561,110
                                                                          ----------

Net increase in net assets resulting from operations                      $  549,390
                                                                          ==========


The accompanying notes are an integral part of this financial statement.



                             PAPP FOCUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND FOR THE
                          YEAR ENDED DECEMBER 31, 1999
                                   (UNAUDITED)


                                                                                     2000                  1999
                                                                                 -----------           -----------

FROM OPERATIONS:
Net investment loss                                                                 (11,720)              (29,475)
Net realized gain/(loss) on investments sold                                        160,894                   (98)
Net change in unrealized gain on investments                                        400,216                37,859
                                                                                 -----------           -----------
     Increase in net assets resulting from
     operations                                                                     549,390                 8,286
                                                                                 -----------           -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                     -                     -
Net realized gain on investments sold                                                     -                     -
                                                                                 -----------           -----------
     Decrease in net assets resulting from
     distributions to shareholders                                                        -                     -
                                                                                 -----------           -----------

FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                                                         82,701             1,288,280
Net asset value of shares issued to shareholders
 in reinvestment of net investment income and
 net realized gain on investments sold                                                    -                     -
Payments for redemption of shares                                                  (605,637)           (1,376,564)
                                                                                 -----------           -----------

     Decrease in net assets resulting
     from shareholder transactions                                                 (522,936)              (88,284)
                                                                                 -----------           -----------

Total increase/(decrease) in net assets                                               26,454              (79,998)

Net assets at beginning of the period                                              3,951,395            4,031,393
                                                                                 -----------           -----------
Net assets at end of period                                                       $3,977,849           $3,951,395
                                                                                 ===========           ===========


The accompanying notes are an integral part of these financial statements.

                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)


(1)   SIGNIFICANT ACCOUNTING POLICIES:
Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES
For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:
Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date. To date, the Fund has not declared any dividends or distributions.

(3)   TRANSACTIONS WITH AFFILIATES:
The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $16,970 was required for the six months ended June 30, 2000.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:
For the six months ended June 30, 2000 and for the year ended December 31, 1999, investment transactions excluding short-term investments were as follows:

                                         2000               1999
                                      ----------         -----------
  Purchase at cost                    $  696,772          $2,196,009
  Sales                                1,200,698           2,279,973


(5)   CAPITAL SHARE TRANSACTIONS:
At June 30, 2000, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                               Proceeds             Shares
                                             -----------          ----------
  Six months ended June 30, 2000
  Shares issued                              $    82,701               6,050
  Dividends and distributions reinvested               -                   -
  Shares redeemed                               (605,637)            (43,952)
                                             -----------          ----------
     Net decrease                            $  (522,936)            (37,902)
                                             ===========          ==========

  Period ended December 31, 1999
  Shares issued                              $ 1,288,280              99,296
  Dividends and distributions reinvested               -                   -
  Shares redeemed                             (1,376,564)           (107,193)
                                             -----------          ----------
     Net decrease                            $   (88,284)             (7,897)
                                             ===========          ==========


(6)   UNREALIZED APPRECIATION:
Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                                 2000                 1999
                                             -------------        ------------

  Market value                                  $3,855,622          $3,798,438
  Original cost                                 (2,562,175)         (2,905,207)
                                             -------------        ------------
        Net unrealized appreciation             $1,293,447          $  893,231
                                             =============        ============

As of June 30, 2000, gross unrealized gains on investments in which market value exceeded cost totaled $1,321,453 and gross unrealized losses on investments in which cost exceeded market value totaled $28,006.

As of December 31, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $1,001,308 and gross unrealized losses on investments in which cost exceeded market value totaled $108,077.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.


                                             Six Months Ended           Year Ended               Period Ended
                                                 June 30,               December 31,              December 31,
                                                  2000                     1999                      1998(A)
                                             ----------------          ------------             ----------------


Net asset value, beginning
   of period                                  $      13.41              $    13.33               $      10.00
Income from operations:
      Net investment loss                            (0.06)                  (0.11)                     (0.06)
      Net realized and unrealized
        gain on investments                           2.15                    0.19                       3.39
                                             ----------------          ------------             ----------------

          Total from operations                       2.09                    0.08                       3.33

Less Distributions:
   Dividend from investment
      income                                             -                       -                          -
   Distribution of net realized
      gain                                               -                       -                          -
                                             ----------------          ------------             ----------------
          Total distributions                            -                       -                          -

Net asset value, end of period                      $15.50                  $13.41                     $13.33
                                             ================          ============             ================

          Total return                               15.59%                   0.60%                     33.30%
                                             ================          ============             ================

Ratios/Supplemental Data:
   Net assets, end of period                    $3,977,849              $3,951,395                 $4,031,393
   Expenses to average
      net assets (B)                                  1.25%*                  1.25%                      1.25%*
   Investment income to
     average net assets (C)                           0.63%*                  0.54%                       .70%*
   Portfolio turnover rate                           37.38%*                 53.85%                     50.37%*


  *   Annualized
 (A)  From the date of commencement of operations (March 2, 1998).
 (B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.13%, 1.63% and 1.38% for the periods ended June 30, 2000, December 31, 1999 and 1998.
 (C) Computed giving effect to investment adviser's expense limitation undertaking.

                              PAPP FOCUS FUND, INC.

                                    DIRECTORS

         James K. Ballinger                           Harry A. Papp
         Amy S. Clague                                L. Roy Papp
         Robert L. Mueller                            Rosellen C. Papp
         Carolyn P. O'Malley                          Bruce C. Williams

                                    OFFICERS

         Chairman - L. Roy Papp                       President - Harry A. Papp

                                 VICE PRESIDENTS

         Victoria S. Cavallero                        Julie A. Hein
         George D. Clark, Jr.                         Robert L. Mueller
         Jeffrey N. Edwards                           Rosellen C. Papp
         Robert L. Hawley                             Bruce C. Williams


                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.